Payments, by Government - 12 months ended Dec. 31, 2025 - CAD ($)	Taxes	Royalties	Fees	Total Payments
Canada -Saskatchewan | National Government Of Canada [Member]
Total	$ 68,980,000		$ 5,890,000	$ 74,870,000
Canada -Saskatchewan | The Province Of Saskatchewan [Member]
Total	9,170,000	$ 182,820,000	5,170,000	197,160,000
Canada -Saskatchewan | The Province Of Ontario [Member]
Total			50,000	50,000
Canada -Saskatchewan | Athabasca Community Trust [Member]
Total			4,720,000	4,720,000
Canada -Saskatchewan | English River First Nation [Member]
Total			1,450,000	1,450,000
Canada -Saskatchewan | Lac La Ronge Indian Band Community Trust [Member]
Total			770,000	770,000
Canada -Saskatchewan | Northern Village Of Pinehouse [Member]
Total			2,110,000	2,110,000
Canada -Saskatchewan | Six Rivers Fund [Member]
Total			100,000	100,000
United States of America | National Government Of United States Of America [Member]
Total			1,870,000	1,870,000
United States of America | The State Of Wyoming [Member]
Total		$ 100,000	430,000	530,000
United States of America | The State Of Nebraska [Member]
Total			110,000	110,000
United States of America | The Municipality Of Campbell County [Member]
Total	250,000			250,000
United States of America | The Municipality Of Converse County [Member]
Total	540,000		40,000	580,000
United States of America | The Municipality Of Dawes County [Member]
Total	90,000		10,000	100,000
United States of America | The Municipality Of Fremont County [Member]
Total	$ 10,000			10,000
Australia | Government of Western Australia [Member]
Total			250,000	250,000
Australia | Western Desert Lands Aboriginal Corp [Member]
Total			$ 50,000	$ 50,000